Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 27,143	$ 93,282
Short-term investments	696	723
Accounts receivable (note 5)	38,324	46,849
Inventories (note 6)	35,660	41,824
Prepaid expenses	3,475	4,641
Total current assets	105,298	187,319
Long-term investments	31,111	33,324
Other assets	2,863	1,973
Property, plant and equipment	42,527	58,134
Intangible assets (note 10)	22,307	27,920
Deferred income tax assets (note 19(b))	2,538	3,827
Goodwill	3,008	23,352
Total assets	209,652	335,849
Current liabilities:
Accounts payable and accrued liabilities (note 12)	57,454	55,502
Current portion of deferred revenue	1,779	1,782
Current portion of long-term debt (note 13)	8,257	18,955
Current portion of warranty liability (note 14)	5,554	9,696
Total current liabilities	73,044	85,935
Warranty liability (note 14)	8,437	13,413
Long-term debt	54,190	57,741
Deferred revenue	1,513	3,795
Deferred income tax liabilities (note 19(b))	3,570	5,352
Other long-term liabilities (note 15)	1,302	1,605
Total liabilities	142,056	167,841
Share capital (note 17):
Authorized: Unlimited common shares, no par value Unlimited preferred shares in series, no par value Issued: 63,480,722 (2013 - 62,733,762) common shares	937,029	930,857
Other equity instruments	16,460	7,767
Additional paid in capital	9,837	9,837
Accumulated deficit	(863,348)	(764,960)
Accumulated other comprehensive income	(32,382)	(15,493)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 67,596	$ 168,008
Commitments and contingencies (note 22)
Total liabilities and shareholders' equity	$ 209,652	$ 335,849